Debt facility - Interest Payable (Details) - USD ($) $ in Thousands	Aug. 31, 2020	Feb. 29, 2020	Jul. 31, 2019	Feb. 28, 2019
Debt Instrument [Line Items]
Long-term Debt		$ 22,000		$ 20,000
Interest Payable in Kind		273
Unamortized issuance costs		(1,129)		(800)
Long-term Debt		21,144		19,200
Term Loan
Debt Instrument [Line Items]
Long-term Debt		22,000	$ 22,000	$ 20,000
Interest Payable in Kind		273
Unamortized issuance costs		(634)
Revolving Credit Facility, 2019
Debt Instrument [Line Items]
Long-term Debt	$ 48,666
Unamortized issuance costs	(543)	(543)
Long-term Debt	$ 0	$ 48,666